Financial Assets (Details) - USD ($)			9 Months Ended	12 Months Ended
	Nov. 12, 2021	May 15, 2018	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets (Details) [Line Items]
Convertible note amount			$ 25,000
Interest and fees	$ 15,988
Aggregate amount	$ 149,867
Converted common stock (in Shares)	45,208,649
Investment in securities in fair value amount			45,209	$ 198,918
Unrealized gain			153,709	49,051
Fair value investment in securities description		the Company received 4,000 shares of WTII Series C convertible preferred stock for the use of OriginClear, Inc. technology associated with their proprietary electro water separation system. Each share of Series C convertible preferred stock is convertible into one thousand (1,000) shares of WTII common stock. The stock was valued at fair market value of $0.0075 for a price of $30,000 on the date of issuance. The Company analyzed the licensing agreement using ASU 606 to determine the timing of revenue recognition.
Preferred shares fair value			45,209	$ 17,600
Preferred shares fair value			$ 6,000
Convertible Note Receivable [Member]
Financial Assets (Details) [Line Items]
Convertible note percentage				10.00%
Convertible note amount				$ 80,000
Convertible note price percentage				65.00%
Conversion price per share (in Dollars per share)				$ 0.0001
Convertible note principal amount					$ 80,000
Convertible note accrued interest					53,879
Convertible note total					133,879
Convertible Note Receivable [Member] | Business Combination [Member]
Financial Assets (Details) [Line Items]
Convertible note recognized financial amount					$ 133,879
Fair value investment in Securities [Member]
Financial Assets (Details) [Line Items]
Fair value investment in securities description		the Company received 4,000 shares of Water Technologies International, Inc. (“WTII”) Series C convertible preferred stock for the use of OriginClear, Inc. technology associated with their proprietary electro water separation system. Each share of Series C convertible preferred stock is convertible into one thousand (1,000) shares of WTII common stock. The stock was valued at fair market value of $0.0075 for a price of $30,000 on the date of issuance. The Company analyzed the licensing agreement using ASU 606 to determine the timing of revenue recognition.